Equity investment	12 Months Ended
Dec. 31, 2024
Equity investment
Equity investment
8	Equity investment

On May 31, 2019, iClick Cayman and VGI Global Media PLC (“VGI”), an online-to-offline solutions provider across advertising, payment and logistics platforms in Thailand, jointly established a new company namely V-Click Technology Company Limited (“V-Click”). VGI holds a majority stake of 51% in V-Click and iClick Cayman holds the remaining 49% stake. The investment was accounted for as an equity-method investment due to the significant influence iClick Cayman has over the operating and financial policies of V-Click.

(a)	Investment in an equity investee

Movements on the Company’s investment in V-Click during the years ended December 31, 2023 and 2024 were as follows:

	For the years ended
	December 31,
	2023	2024
Balance at the beginning of year	279	218
Share of losses	(61)	(76)
Balance at the end of year	218	142

The Company recognized its share of the equity investee’s loss of US$61 and US$76 for the years ended December 31, 2023 and 2024, respectively. There was no indicator of impairment noted for this equity-method investment as of December 31, 2023 and 2024.

(b)	Amount due from an equity investee

As of December 31, 2023 and 2024, the amount was due from V-Click in relation to cash advances of US$6 and US$6, respectively, which was unsecured, interest-free and repayable on demand.